Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Schedule Of Basic And Diluted Earnings Per Share Calculations
The following table shows the basic and diluted earnings per share calculations for the three months ended March 31, 2016 and 2015.  There were 3,428,783 and 5,510,035 stock options not included in the diluted earnings per share calculations for the three months ended March 31, 2016 and March 31, 2015, respectively, because to do so would be antidilutive.

(in thousands, except share and per share data)	Three Months Ended
(unaudited)	March 31, 2016	March 31, 2015

Net income attributable to Hampton Roads Bankshares, Inc.	$1,382	$1,335
Shares:
Weighted average shares outstanding	171,270,219	170,580,502
Weighted average vested restricted stock units	645,670	367,935

Weighted average number of common shares outstanding	171,915,889	170,948,437

Dilutive effect of TARP-related warrants	452,924	441,829
Dilutive effect of restricted stock units	275,020	821,518
Dilutive effect of stock options	91,896	—
Total dilutive effect	819,840	1,263,347

Diluted weighted average number of common shares outstanding	172,735,729	172,211,784
Basic and diluted income per share	$0.01	$0.01